Significant accounting policies - Property and equipment (Details)	12 Months Ended
Aug. 31, 2025
Office equipment and furnishings | Minimum
Significant accounting policies
Estimated useful lives of property, plant and equipment	3 years
Office equipment and furnishings | Maximum
Significant accounting policies
Estimated useful lives of property, plant and equipment	10 years
Machinery [member] | Minimum
Significant accounting policies
Estimated useful lives of property, plant and equipment	5 years
Machinery [member] | Maximum
Significant accounting policies
Estimated useful lives of property, plant and equipment	10 years
Rolling stock | Minimum
Significant accounting policies
Estimated useful lives of property, plant and equipment	3 years
Rolling stock | Maximum
Significant accounting policies
Estimated useful lives of property, plant and equipment	5 years
Boat rental fleet
Significant accounting policies
Estimated useful lives of property, plant and equipment	15 years
Moulds
Significant accounting policies
Estimated useful lives of property, plant and equipment	25 years